Leases - Net Carrying Value for each Class of Leasing Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Carrying Value for each Class of Leasing Assets [Abstract]
Total future minimum rental payments for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011	€ 305	€ 323
Leaseback arrangement for the entire headquarter in month	181	181
Rental payments for lease and sublease agreements	790	832
thereof [Abstract]
Charges for minimum lease payments	800	844
Charges for contingent rents	6	6
Sublease rentals received	€ 15	€ 18